Operating segments - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [Line Items]
Percentage of capital expenditure	100.00%
Percentage of depreciation and amortisation	100.00%
Share of profit after tax of equity accounted units	$ 301	$ 513	$ 339
Subsidiaries [Member]
Disclosure of operating segments [Line Items]
Share of sales revenue of equity accounted units	32	41	22
Gross sales revenue [Member]
Disclosure of operating segments [Line Items]
Share of sales revenue of equity accounted units	2,234	2,354	1,859
Underlying earnings [Member]
Disclosure of operating segments [Line Items]
Share of profit after tax of equity accounted units	302	513	332
Underlying earnings [Member] | Copper & Diamonds [Member]
Disclosure of operating segments [Line Items]
Share of profit after tax of equity accounted units	292	476	295
Underlying earnings [Member] | Other operations [Member]
Disclosure of operating segments [Line Items]
Share of profit after tax of equity accounted units	$ 10	$ 37	$ 37